Changes in Accounting Policies, Estimates and Disclosures	12 Months Ended
Dec. 31, 2020
Disclosure of changes in accounting policies, accounting estimates and errors [text block] [Abstract]
Changes in Accounting Policies, Estimates and Disclosures
4.	Changes in Accounting policies, Estimates and Disclosures:

In March 2020, COVID-19 was declared as a global pandemic by the World Health Organization. The uncertainty associated with the effects of this pandemic introduces greater complexity in developing reliable estimates.

Accordingly, during this year the Bank’s Management has reviewed the relevant estimates and assumptions related to the expected credit lost models for the retail and wholesale portfolios, adjusting the Probability of Default projection models (forward-looking) and Loss Given Default, with the aim of making them more responsive to the nature of the current economic scenario due the COVID-19 pandemic. In accordance with IAS 8 accounting policies and changes in accounting estimates, the impact of changes in the ECL models and assumptions resulted in an additional charge to income of Ch$154,518 million before taxes.

During the year ended December 31, 2020, there have been no additional accounting changes other than the one mentioned above.